Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (143,753)	$ (95,306)	$ (125,789)
Increase (Decrease) in Operating Capital [Abstract]
Accounts payable	502,344	78,198	296,683
Tax liabilities	(199,136)	0	384,973
Prepaid expense	47,819	(381,472)	(223,692)
Net cash provided by (used in) operating activities	207,274	(398,580)	332,175
Net Cash Provided by (Used in) Investing Activities [Abstract]
Investments in marketable securities	(884,940)	(82,528,239)	(248,792,073)
Proceeds from maturity			165,097,500
Net cash used in investing activities	(499,967)	(82,528,239)	(83,694,573)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from promissory notes		150,000	150,000
Repayment of promissory note		(150,000)	(150,000)
Proceeds from sale of shares of common stock to initial stockholders		25,000	25,000
Proceeds from sale of units in IPO, including over-allotment, net of offering costs		79,259,163	79,259,163
Proceeds from sale of underwriter units in private placement		100	100
Net cash provided by financing activities		83,884,263	83,884,263
Net increase in cash	(292,693)	957,444	521,865
Cash at beginning of period	521,865	0	0
Cash at end of period	$ 229,172	957,444	521,865
Noncash financing activities:
Accretion of common shares to redemption value			4,435,410
Private units
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from sale of private placement		550,000	550,000
$11.50 strike warrants
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from sale of private placement		3,950,000	3,950,000
$15 strike warrants
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from sale of private placement		$ 100,000	$ 100,000